SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 27, 2013
Time-Based Options
Stock Option Valuation Assumptions

The fair value of the Time-Based Options granted was estimated using the Black-Scholes option pricing model and the weighted-average assumptions noted in the table below. Since the Company’s stock is not publicly traded, the expected volatility is based on an average of the historical volatility of the Company’s competitors’ stocks over the expected term of the stock options. The expected life represents the period of time that options granted are expected to be outstanding and is calculated using the simplified method as permitted under Securities and Exchange Commission (“SEC”) rules and regulations due to the lack of history of our equity incentive plan and the lack of a public market for our common stock. The simplified method uses the midpoint between an option’s vesting date and contractual term. The risk-free rate is based on the U.S. Treasury security with terms equal to the expected life of the option as of the grant date.

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011

Expected volatility	30%	30%	30%
Expected dividend yield	0%	0%	0%
Expected life (in years)	6.25	6.25	6.25
Risk-free interest rate	1.02% - 2.36%	1.04% - 1.61%	1.41% - 2.86%

Schedule of Options Activity

A summary of Time-Based Options activity is presented below:

Options	Shares (000s)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000s)	Weighted- Average Remaining Term (Years)
Outstanding at September 28, 2012	15,711	$9.70
Granted	4,850	$16.11
Exercised	(2,070)	$7.34
Forfeited and expired	(693)	$11.57

Outstanding at September 27, 2013	17,798	$12.08	$109,623	6.7

Exercisable at September 27, 2013	9,802	$7.65	$90,471	4.7

Expected to vest at September 27, 2013	6,908	$14.36	$17,420	8.9

Performance-based options
Stock Option Valuation Assumptions

The fair value of the Performance-Based Options was estimated using the Black-Scholes option pricing model and the weighted-average assumptions noted in the table below. Since the Company’s stock is not publicly traded, the expected volatility is based on an average of the historical volatility of the Company’s competitors’ stocks over the expected term of the stock options. The expected life represents the period of time that options granted are expected to be outstanding and is calculated using the simplified method as permitted under SEC rules and regulations due to the lack of history of our equity incentive plan and the lack of a public market for our common stock. The simplified method uses the midpoint between an option’s vesting date and contractual term. The risk-free rate is based on the U.S. Treasury security with terms equal to the expected life of the option as of the grant date.

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Expected volatility	30%	30%	30%
Expected dividend yield	0%	0%	0%
Expected life (in years)	4.5 - 5.5	5.0 - 6.0	5.5 - 7.0
Risk-free interest rate	0.61% - 0.85%	0.73% - 1.04%	1.43% - 2.86%

Schedule of Options Activity

A summary of Performance-Based Options activity is presented below:

Options	Shares (000s)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000s)	Weighted- Average Remaining Term (Years)
Outstanding at September 28, 2012	15,929	$9.68
Granted	463	$15.06
Exercised	(1,032)	$7.27
Forfeited and expired	(1,422)	$9.41

Outstanding at September 27, 2013	13,938	$8.86	$111,759	5.6

Exercisable at September 27, 2013	4,548	$7.29	$43,596	4.4

Expected to vest at September 27, 2013	1,669	$11.82	$8,444	7.6

Installment Stock Purchase Opportunities (ISPOs) [Member]
Stock Option Valuation Assumptions

The fair value of the ISPOs was estimated using the Black-Scholes option pricing model and the following weighted-average assumptions noted in the table below. Since the Company’s stock is not publicly traded, the expected volatility is based on an average of the historical volatility of the Company’s competitors’ stocks over the expected term of the stock options. The expected life represents the period of time that options granted are expected to be outstanding and is calculated using the simplified methodas permitted under SEC rules and regulations due to the lack of history of our equity incentive plan and the lack of a public market for our common stock. The simplified method uses the midpoint between an option’s vesting date and contractual term. The risk-free rate is based on the U.S. Treasury security with terms equal to the expected life of the option as of the grant date.

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Expected volatility	30%	30%	30%
Expected dividend yield	0%	0%	0%
Expected life (in years)	2.5	2.5	2.5
Risk-free interest rate	0.25%	0.24% - 0.31%	0.33% - 0.68%

Schedule of Options Activity

A summary of ISPOs activity is presented below:

Options	Shares (000s)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000s)	Weighted- Average Remaining Term (Years)
Outstanding at September 28, 2012	1,403	$13.81
Granted	350	$15.08
Exercised	(158)	$11.83
Exchanged, forfeited and expired	(1,508)	$13.41

Outstanding at September 27, 2013	87	$12.21	$406	2.5